Financial instruments and related disclosures - Fair Values of Derivatives Held (Parenthetical) (Detail) - Foreign Exchange Contracts [member]	Dec. 31, 2017	Dec. 31, 2016
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Net Investment Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	6,333,000,000	5,362,000,000
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	38,000,000	170,000,000
Financial Assets at Fair Value Through Profit or Loss, Classified as Held for Trading, Category [member]
Disclosure of detailed information about hedging instruments [line items]
Principal amount	14,449,000,000	14,943,000,000